UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-21811
PARADIGM FUNDS TRUST
(Exact name of registrant as specified in charter)
650 Fifth Avenue, 17th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)
Jeffrey Podesta
President
PARADIGM FUNDS TRUST
650 Fifth Avenue, 17th Floor
New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 271-3388
Date of fiscal year end: 12/31/2007
Date of reporting period: 09/30/07

Item 1. Schedule of Investments.
PARADIGM Advantage Series Fund
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
Fund	Cost	Fair Value	Net Assets

Registered Investment Companies
PARADIGM Multi Strategy Fund I, LLC	$5,258,468	$5,523,003	99.71%

Total	$5,258,468	5,523,003	99.71

Other Assets, less Liabilties		16,118	0.29

Net Assets		$5,539,121	100.00%

PARADIGM Adviser Series Fund
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
Fund	Cost	Fair Value	Net Assets

Registered Investment Companies
PARADIGM Multi Strategy Fund I, LLC	$4,048,631	$4,340,479	99.68%

Total	$4,048,631	4,340,479	99.68

Other Assets, less Liabilties		14,075	0.32

Net Assets		$4,354,554	100.00%

PARADIGM Institutional Series Fund
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
Fund	Cost	Fair Value	Net Assets

Registered Investment Companies
PARADIGM Multi Strategy Fund I, LLC	$28,700,504	$31,453,311	99.77%

Total	$28,700,504	31,453,311	99.77

Other Assets, less Liabilties		73,073	0.23

Net Assets		$31,526,384	100.00%

PARADIGM Multi Strategy Fund I, LLC
Schedule of Investments
September 30, 2007
(Unaudited)

			% of
Fund	Cost	Fair Value	Net Assets

Distressed
Cypress Management LP	$1,750,000	$1,840,384	4.32%
JLP Credit Opportunity Fund LP	2,750,000	2,651,118	6.23

	4,500,000	4,491,502	10.55

Emerging Markets
Apex Greater China Directional Fund LLC	2,250,000	2,877,063	6.76
Apex Guotai Junan Greater China Fund LLC	2,250,000	2,591,328	6.09

	4,500,000	5,468,391	12.85

Equity Long/Short
Litchfield Capital Partners LP	2,500,000	2,825,568	6.64
Maple Leaf Macro Volatility Fund LLC	3,250,000	3,645,480	8.56
Mercury Real Estate Securities Fund LP	3,000,000	3,026,900	7.11
MPC Pilgrim LP Cl B	2,500,000	2,588,383	6.08
Thruway Partners LP	1,750,000	2,085,708	4.90

	13,000,000	14,172,039	33.29

Equity Market Neutral
ADMC Absolute Return Strategies LP	2,000,000	2,093,912	4.92
CFM Ventus LP — Series One Interests	1,500,000	1,605,977	3.77

	3,500,000	3,699,889	8.69

Global Fixed Income
Brookville Credit Opportunities LP Cl B	1,750,000	1,945,677	4.57

	1,750,000	1,945,677	4.57

Multi-Strategy
Agamas Continuum Fund, LP	2,750,000	3,271,557	7.68
Davidson Kempner Partners LP	1,000,000	1,272,402	2.99
SAC Multi-Strategy Fund LP	1,000,000	1,303,858	3.06
Vicis Capital Fund	3,250,000	3,708,728	8.71

	8,000,000	9,556,545	22.45

Total	$35,250,000	39,334,043	92.40

Other Assets, less Liabilties		3,237,670	7.60

Net Assets		$42,571,713	100.00%

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s Disclosure Controls and Procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is: recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PARADIGM FUNDS TRUST

By (Signature and Title)	/s/ JEFFREY PODESTA
	Name:	Jeffrey Podesta
	Title:	President and Principal Executive Officer
	Date:	November 27, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JEFFREY PODESTA
	Name:	Jeffrey Podesta
	Title:	President and Principal Executive Officer
	Date:	November 27, 2007

By (Signature and Title)	/s/ MARKUS KARR
	Name:	Markus Karr
	Title:	Treasurer and Principal Financial Officer
	Date:	November 27, 2007